Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (22,073,933)	$ (12,900,608)	$ (15,097,249)
Less: net loss from discontinued operations	1,596,390	7,612,601	9,545,316
Net loss from continuing operations	(20,477,543)	(5,288,007)	(5,551,933)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss from disposal of property and equipment	4,466	88,312	5,044
Deferred tax provision (benefit)	366,365		492,241
Depreciation and amortization	875,695	869,725	832,691
Change in fair value in convertible debt	1,908,830
Accrued interest for convertible debt	132,516
Impairment of fixed assets	4,344,133	2,267,485	674,501
Stock-based compensation	1,906,762	772,125	168,000
Change in bad debt allowances	2,250,334	909,931	4,636,443
Change in inventory reserve	(119,995)	123,280
(Gain) loss from disposal of subsidiary	6,293,149	(2,231,270)
Shares of losses in equity method investments	142,673
Amortization of operating lease right-of-use assets	121,778	159,181	216,656
Changes in operating assets:
Accounts receivable	614,765	3,591,628	(3,823,183)
Accounts receivable - related party	109,761	284,487	(24,783)
Advances to suppliers	905,758	2,621,196	(903,758)
Advances to suppliers - related party	282,773	(3,810,445)	151,052
Inventories	167,336	(58,308)	(21,835)
Prepayments and other current assets	(128,130)	(742,853)	775,626
Changes in operating liabilities:
Advances from customers	(1,436,799)	423,517	564,313
Advances from customers from related party	(2,201)	2,056
Deferred revenue	(31,000)	25,051	3,910
Deferred grants	(230,197)	463,360
Accounts payable	1,163,509	(477,341)	253,794
Accounts payable - related party	(144,969)	(1,352,618)	942,176
Accrued and other liabilities	997,686	1,088,452	(1,771,331)
Taxes payable	76,419	698,905	247,686
Lease liability	(131,769)	(186,891)	(243,595)
Net cash provided by (used in) operating activities from continuing operations	(37,895)	240,958	(2,376,285)
Net cash provided by (used in) operating activities from discontinued operations	(2,726,347)	6,990	2,463,119
Net cash provided by operating activities	(2,764,242)	247,948	86,834
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries	2,649,463	3,843,734
Addition of property and equipment	(17,686)	(64,758)	(274,421)
Investment in equity method investment		(2,649,840)	(28,960)
Prepayment on CIP	(2,552,958)		(283,098)
Advance payment from buyer associated with the discontinued operation of Gu’an REIT			1,404,560
Net cash from acquisition subsidiaries of REIT Mingde	21,339
Net cash provided by investing activities from continuing operations	100,158	1,129,136	818,081
Net cash used in investing activities from discontinued operations	(1,843,757)	(184,735)	(891,716)
Net cash provided by (used in) investing activities	(1,743,599)	944,401	(73,635)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	2,325,000	11,012,040	8,977,600
Proceeds from long-term bank loans			724,000
Repayment of short-term bank loans	(5,774,926)	(13,097,915)	(9,412,000)
Repayment of long-term bank loans	(1,394,854)	(144,937)
Proceeds from third-party loans	799,674	724,000
Gross Proceeds from issuance of convertible debt	3,666,171
Proceeds from related party loans	483,510	669,089	795,200
Repayment to related party loans	(788,937)	(707,924)	(41,627)
Net cash (used in) provided by financing activities from continuing operations	(684,362)	(1,545,647)	1,043,173
Net cash (used in) provided by financing activities from discontinued operations	4,732,509	367,808	(1,590,656)
Net cash (used in) financing activities	4,048,147	(1,177,839)	(547,483)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND RESTRICTED CASH	(203,651)	120,615	(43,167)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	(663,345)	135,125	(577,451)
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	1,120,840	985,715	1,563,166
CASH AND RESTRICTED CASH, END OF YEAR	457,495	1,120,840	985,715
Less: cash and cash equivalents, restricted cash of discontinued operations at end of period		62,702	145,784
Cash and cash equivalents, restricted cash of continued operation, at end of period	457,495	1,058,138	839,931
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	990,580	1,505,452	1,557,186
Income tax paid	3,268		128,522
Non-Cash Investing Activities
Right-of-assets obtained in exchange for operating lease obligations	132,336	402,778	726,512
ROU assets offset with operating lease obligations due to lease cancellation	64,230	410,614
Addition to fixed assets through accounts payable			206,486
Transfer from construction in progress to fixed assets			283,098
Addition to account receivable from disposal of REIT Changjiang	4,666,938
Non-Cash Financing Activities
Common shares issued for conversion of debt	3,930,000
Share to be issued for acquisition of REIT Mingde	$ 1,573,800